SHAREHOLDERS' EQUITY (Narrative) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Oct. 31, 2008
PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 12.68	$ 5.73
PSU [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years
PSU [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted		$ 2.32
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized	14,986,316
Shares available for grant	15,986,316		1,000,000
Shares available for future grants	2,749,442